Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.001 per share
Amount Registered | shares	2,400,000
Proposed Maximum Offering Price per Unit	0.39
Maximum Aggregate Offering Price	$ 936,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 129.26
Offering Note	Represents Park Ha Biological Technology Co., Ltd. (the “Registrant”)’s Class A ordinary shares, par value US$0.001 per share ("Class A Ordinary Shares").

This registration statement on Form S-8 (this “Registration Statement”) registers a maximum aggregate of 2,400,000 Class A Ordinary Shares of the Registrant issuable pursuant to its 2026 Share Incentive Plan (the “Plan”).

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Class A Ordinary Shares of the “Registrant that become issuable under the Registrant’s Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding Class A Ordinary Shares.

Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee on the basis of $0.39 per share, which is the average of the high and low prices of the Registrant’s Class A Ordinary Shares as reported on The Nasdaq Capital Market on July 27, 2026 (rounded up to the nearest cent), which date is within five business days prior to the filing of this Registration Statement.